Shareholder Report, Average Annual Return (Details) 74200166500_Putnam Core Equity Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	22.02%	11.39%	15.09%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	29.47%	12.72%	15.77%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%	11.91%	14.75%